Document and Entity Information	12 Months Ended
Sep. 30, 2011
Entity Registrant Name	PNI DIGITAL MEDIA INC
Entity Central Index Key	0001036642
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pndmf
Entity Common Stock, Shares Outstanding	34,010,958
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes